Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	21.00%	21.00%
State taxes	(5.85%)	(0.09%)
Permanent differences – non-deductible expenses	(37.93%)	(1.03%)
Change in fair value of contingent consideration	133.62%	0.78%
Change in fair value of warrant liabilities	576.27%	(7.13%)
True-ups	(7.42%)
Change in valuation allowance	(685.54%)	(13.62%)
Effective income tax rate	(5.85%)	(0.09%)